SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 15 – SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 21, 2022, Youxin Cayman was incorporated as limited liability company with authorized share capital of $50,000 divided into 50,000,000 shares with par value $0.001 each. On April 11, 2023, Youxin Cayman’s authorized share capital was amended to $50,000 divided into 500,000,000 ordinary shares consisting of 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value $0.0001 per share. On April 11, 2023, Youxin Cayman issued a total of 8,945,307 Class B ordinary shares and on April 21, 2023, Youxin Cayman issued a total of 22,304,693 Class A ordinary shares (of which 5,318,548 Class A ordinary shares were issued to former Mezzanine Equity Holders). The issuance of shares effected before the final step of reorganization. Guangzhou Youxin’s shareholders obtained the shares issued by Youxin Cayman and agreed to transfer their equity interests to WFOE, see “Note 1”.

Holders of Class A ordinary shares and Class B ordinary shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes. The Class A ordinary shares are not convertible into shares of any other class. Upon any direct or indirect sale, transfer, assignment or disposition, the Class B ordinary shares will be automatically and immediately convertible into Class A ordinary shares on a one-to-one basis.